Loans and advances to central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Schedule of loans and advances to banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
CENTRAL BANKS
Classification
Financial assets held for trading	17,717	11,595	3,608
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	20,082	15,375	15,657
	37,799	26,970	19,265
Type
Time deposits	17,747	15,180	13,275
Reverse repurchase agreements	20,052	11,790	5,990
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	37,799	26,970	19,265
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	14,061	16,502	10,397
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	459	673	3,152
Financial assets designated at fair value through other comprehensive income	313	—	—
Financial assets at amortised cost	57,917	46,518	39,169
	72,750	63,693	52,718
Type
Time deposits	8,560	8,891	10,684
Reverse repurchase agreements	35,846	27,321	18,853
Non- loans advances	28,353	27,487	23,188
Impaired assets	—	—	1
Valuation adjustments for impairment	(9)	(6)	(8)
	72,750	63,693	52,718
CURRENCY
Euro	34,229	26,024	24,286
Pound sterling	3,539	4,474	3,228
US dollar	17,602	18,468	12,639
Brazilian real	47,151	34,863	24,011
Other currencies	8,028	6,834	7,819
TOTAL	110,549	90,663	71,983